ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2019

                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 103%

Convertible Preferred Stock - 8%
United States - 8%
Blueknight Energy Partners 11.000%           40,270     211,820
Bunge Limited 4.875%			     18,800   1,849,262
Cowen Group, Inc. 5.625%                      1,020     853,618
NRC Group Holdings (144A) 7.000% (b)          2,680     253,260

Total Convertible Preferred Stock (cost $3,574,856)   3,167,960

Convertible Bonds - 78%
Bermuda - 1%
Teekay (144A) 5.000%
   Due 01-15-23 (b)                          586,000    444,609

Canada - 1%
First Majestic Silver 1.875%
  Due 03-01-23                               500,000    488,750

France-4%
Total S.A. (Reg S) 0.500%
   Due 12-02-22 (e)                        1,600,000  1,694,000

Germany-8%
Deutsche Bank AG London (JPM) 1.000%
  Due 05-01-23                             1,100,000  1,064,415
Siemens AG (Reg s) 1.650%
  Due 08-16-19(e)                          2,000,000  2,025,000

   Total Germany                                      3,089,415

Ghana -1%
Tullow Oil Jersey Ltd. (Reg S) 6.625%       400,000     491,000
   Due 07-12-21 (e)

United States - 63%
Air Transport Services Group                 690,000    688,316
   1.125%  Due 10-15-24
Assertio Therapeutics 2.500%                 650,000    502,527
   Due 09-01-21
Atlas Air Worldwide Holdings 1.875%          630,000    672,172
   Due 06-01-24
BioMarin Pharmaceutical, Inc. 0.599%       1,030,000  1,060,900
   Due 08-01-24 (d)
Bristow Group 4.500%                         550,000    112,750
   Due 06-01-23
Caesars Entertainment, Inc. 5.000%           620,000    883,872
   Due 10-01-24
Cowen Group, Inc. 3.000%                     205,000    214,738
   Due 12-15-22
Flexion Therapeutics 3.375%                1,400,000  1,225,000
   Due 05-01-24 (d)
Fortive(144A) 0.875%                         630,000    662,351
   Due 02-15-22 (b)
Harmonic, Inc. 4.000%                        417,000    478,600
   Due 12-01-20 (d)
HC2 Holdings (144A) 7.500%                   500,000    425,000
   Due 06-01-22 (b)
Hope Bancorp (144A) 2.000%                 1,020,000    902,700
   Due 05-15-38 (b)
IIP Operating Partnership (144A) 3.750%      620,000    753,300
   Due 02-21-24 (b)
Illumina, Inc.-B 0.500%                      820,000  1,113,758
   Due 06-15-21
Insmed 1.750%                                237,000    239,192
   Due 01-15-25
InterDigital, Inc. 1.500%                    700,000    736,920
   Due 03-01-20 (d)
Jazz Investments I 1.500%                    800,000    783,520
   Due 08-15-24
Kaman Corporation 3.250%                     500,000    551,250
   Due 05-01-24
Liberty Interactive, LLC (144A) 1.750%       750,000    866,250
   Due 09-30-46 (b)(d)
Liberty Media Corporation 1.375%           1,500,000  1,685,700
   Due 10-15-23(d)
Ligand Pharmaceuticals, Inc. (144A)0.750%    670,000    575,798
   Due 05-15-23 (b)
Microchip Technology, Inc.                   900,000    992,431
   1.625% Due 02-15-27 (d)
NantHealth 5.500%                          1,130,000    736,421
   Due 12-15-21
ON Semiconductor Corporation 1.625%          330,000    406,834
   due 10-15-23
Palo Alto Networks (144A) 0.750%           1,120,000  1,249,360
   Due 07-01-23 (b)(d)
Par Pacific Holdings, Inc. 5.000%            750,000    875,156
   Due 06-15-21 (d)
Patrick Industries, Inc. 1.000%              500,000    450,313
   Due 02-01-23
Pernix Therapeutics Holdings                 530,000      9,585
   4.250% Due 04-01-21
PRA Group, Inc. 3.500%                       500,000    451,250
   Due 06-01-23
RH (144A) 0.000%                             700,000    598,500
   Due 06-15-23 (b) (c)
Splunk (144A) 0.500%                         220,000    238,013
   Due 09-15-23 (b)
Splunk (144A) 1.125%                         600,000    657,750
   Due 09-15-25(b)
Square (144A) 0.500%                         950,000  1,150,094
   Due 05-15-23 (b)
Supernus Pharmaceuticals 0.625%              700,000    675,876
   Due 04-01-23
Team 5.000%                                  511,000    555,074
   Due 08-01-23
Teladoc (144A) 1.375%                        120,000    155,045
   Due 05-15-25 (b)
Theravance Biopharma 3.250%                  800,000    779,000
   Due 11-01-23
Vitamin Shoppe, Inc. 2.250%                  210,000    192,150
   Due 12-01-20
Workday, Inc. 0.250%                         500,000    708,150
   Due 10-01-22

        Total United States                          26,015,614

Total Convertible Bonds (cost $33,077,155)           32,223,388

Convertible Bond Units - 4%
France-4%
LVMH Moet Hennessy Louis Vuitton SE           4,650   1,819,313
   (Reg S)(e)
Total Corporate Bond Units (cost $1,441,643)          1,819,313


Corporate Bonds - 0%
United States - 0%
Global Brokerage 7.000%                    1,324,889    165,611
   Due 02-08-23

Total Corporate Bonds (cost $659,667)                   165,611

Common Stock - 9%
China-0%
Emerald Plantation Holdings (c)              180,362      5,411

United States - 9%
Cinedigm Corporation (c)                       5,001      9,502
Cumulus Media, Inc. (c)                       70,000  1,260,700
Daseke (c)                                    14,600     74,314
Emmis Communication (c)                      194,100    706,524
School Specialty, Inc. (c)                    26,500    168,938
Urban One, Inc (c)                           680,000  1,360,000
Willscot Corporation                          19,145    212,318

      Total United States                             3,792,295

      Total Common Stock (cost $5,105,934)            3,797,706


WARRANTS - 3%
Luxembourg-1%
Willscot Corporation, $11.50 strike price,  222,250     411,163
   expire 11-29-22 (c)

United States - 2%
Ashland Global Holdings, Inc.,                2,260      13,010
   $1,000 strike price,expire 03-31-29 (c)
Daseke, $11.50 strike price,                540,200     183,668
   expire 02-27-2022 (c)
Hostess Brands, $11.50 strike price,        428,000     567,100
   expire 11-14-21 (c)
Magnolia Oil & Gas, $11.50 strike price,      51,250     173,738
   expire 7-31-23 (c)
NRC Group Holdings, $11.50 strike price,     44,100      39,690
   expire 06-15-24 (c)

      Total United States                               977,206

      Total Warrants(cost $1,732,193)                 1,388,368


Call Options- 1%
United States-1%
Weibo, $50.00 exercise price,                   100     175,500
   expire 01-17-20 (c)

      Total Call Options (cost $180,090)               175,500

Escrow-0%
China-0%
Sino Forest Corpotation escrow            1,180,000      3,688

Georgia-0%
MIG LLC escrow                            5,158,766     32,242

United States - 0%
TerraVia Holdings 5% escrow                 690,000      6,900
TerraVia Holdings 6% escrow                 180,000      1,800

     Total United States                                 8,700
     Total Escrow (cost $784,826)                       44,630

TOTAL INVESTMENTS (cost $46,556,364)                 42,782,476

SECURITIES SOLD SHORT - (2%)
Common Stock - (2%)
United States - (2%)
Harmonic Inc.                              (43,534)   $(235,954)
Innovative Industrial Properties            (5,792)    (473,148)
Magnolia Oil & Gas Corporation             (23,120)    (277,440)
Pernix Therapeutics Holdings               (24,970)      (1,502)

Total Common Stock (proceeds $996,424)                 (998,045)

Call Options - (0%)
United States - (0%)
Innovative Industrial Properties,
   $80 exercise price, expire 4-18-19 (c)       (9)   (4,275)
Innovative Industrial Properties
   $90 exercise price, expire 4-18-19 (c)       (9)     (855)
Pernix Therapeutics
   $2.50 exercise price, expire 5-17-19 (c)    (27)      (68)
Pernix Therapeutics
   $2.50 exercise price, expire 8-16-19 (c)    (58)     (133)

Total Call Options (proceeds $10,947)                 (5,330)


TOTAL SECURITIES SOLD SHORT (proceeds $1,007,371)    $(993,375)



(a) This security is in default or deferral and interest or dividends are not being accrued on the position.

(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of March 31, 2019.

See notes to financial statements.             (concluded)


FAIR VALUE MEASUREMENTS
FASB ASC Topic 820, Fair Value Measurement ("Topic 820"), defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

 Level 1 - quoted prices in active markets for identical securities
 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the
Fund's investments as of March 31, 2019:
                             Level 1  Level 2    Level 3    Total
Convertible Preferred Stock $211,820 $2,956,140     $0   $3,167,960
Convertible Bonds                  0 32,223,388      0   32,223,388
Convertible Bond Units             0  1,819,313      0    1,819,313
Corporate Bonds                    0    165,611      0      165,611
Common Stock               2,263,358  1,534,348      0    3,797,706
Warrants                   1,375,358          0 13,010    1,388,368
Call Options                 175,500          0      0      175,500
Escrow                             0          0 44,630       44,630
Total Investments        $4,026,036 $38,698,800 $57,640 $42,782,476


The following table summarizes the Fund's common stock industry concentrations as of March 31, 2019:

	                         Level 1   Level 2   Level 3   Total

Building & Construction         $212,318        $0       $0   $212,318
Cable & Satellite TV           1,967,224         0        0  1,967,224
Forestry/Paper                         0     5,411        0      5,411
Media Content                          0 1,360,000        0  1,360,000
Software/Services                  9,502         0        0      9,502
Specialty Retail                       0   168,937        0    168,937
Trucking & Delivery               74,314         0        0     74,314
Total Common Stock            $2,263,358  $1,534,348     $0 $3,797,706


The following table summarizes the inputs used to value the Fund's securities sold short as of March 31, 2019:

                         Level 1   Level 2    Level 3      Total

Common Stock
   Energy -
   Exploration
   & Production        $277,440         $0         $0   $277,440
   Pharmaceuticals        1,502          0          0      1,502
   REITs                473,149          0          0    473,149
   Tech Hardware
   & Equipment          235,954          0          0    235,954
Call Options              5,330          0          0      5,330
Total securities
sold short             $993,375         $0         $0   $993,375

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:


                         Warrants          Escrow
Balance as of
  December 31, 2018       $12,127         $43,340
Realized gain (loss)            0               0
Net change in appreciation
  (depreciation)              883           1,290
Purchases                       0               0
Sales/return of capital         0               0
Transfers into Level 3          0               0
Transfers out of Level 3        0               0
Balance as of
  March 31, 2019          $13,010         $44,630



For the three months ended March 31, 2019, the net change in appreciation (depreciation) included in net assets related to Level 3 investments still held at the reporting date are as follows:

Common
Stock         Warrants        Escrow

$0               $883          $1,290

The Fund's policy is to recognize transfers between Levels at the end of the reporting period. For the three months ended March 31, 2019, there were no transfers between Levels 1, 2 and 3.



FASB Accounting Standards Update ("ASU") 2011-04 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: the valuation process used by the reporting entity and quantitative information about the unobservable inputs used in a fair value measurement.


The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of March 31, 2019. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.

                   Fair Value as of      Valuation     Unobservable   Amount/
                    March 31, 2019      Technique        Inputs        Range
Warrants                 $13,010    Discount to
                                    Black-Scholes      Liquidity
                                    pricing model       discount        50%
Escrow                   $44,630     Broker quote

The significant unobservable input used in the fair value measurement of the Fund's Level 3 common stock and warrants is a liquidity discount.
A significant and reasonable increase or decrease in the unobservable inputs for any of these Level 3 investments would result in a significant decrease or increase in the fair value measurement.

The valuation process of Level 3 securities follows the valuation of investments policy as disclosed in footnote 2.

DERIVATIVES AND HEDGING
The Fund follows the provisions of FASB ASC Topic 815, Derivatives and Hedging ("Topic 815"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivative agreements.

As of and for the three months ended March 31, 2019, the Fund held warrants which are considered derivative instruments under Topic 815.
Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants.
The fair value of warrants as of March 31, 2019 was $1,388,368 and is included in investments on the schedule of investments.

As of and for the three months ended March 31, 2019, the Fund held call options which are considered derivative instruments under Topic 815. Call options are an agreement that gives the Fund the right
(but not the obligation) to buy a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of call options.
The fair value of call options held long as of March 31, 2019 was $175,500 and is included in investments on the schedule of investments. The fair value of call options held short as of March 31, 2019 was $(5,330) and is included in securities sold short on the schedule of investments.

Realized gains and losses on derivative instruments are included in net realized loss on investments on the statement of operations.
Change in unrealized appreciation (depreciation) on derivative instruments is included in net change in unrealized depreciation of investments on the statement of operations. The following table summarizes the net realized loss and net change in unrealized depreciation on derivative instruments for the three months ended March 31, 2019:

                                           Change in
                      Net Realized   Unrealized Appreciation
Derivative            Gain (Loss)       (Depreciation)
Warrants                   $0              $260,236
Call options             $145                $8,617
                         $145              $268,853

The following table summarizes derivative transactions for the three months ended March 31, 2019:
                                                    Call
                                 Warrants          Options
Held as of December 31, 2018    1,028,570             100
Purchased                         259,490               6
Sold/excercised                         0            (104)
Held as of March 31, 2019       1,288,060               2


FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the statements of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01"), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the three months ended March 31, 2019, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.


INCOME TAXES
At March 31, 2019, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:

Cost of investments on Schedule of Investments           $46,556,364
Amortization and accretion cost adjustments
not included in tax cost basis                              (199,198)

Cost of investments for tax purposes                     $46,357,166

Proceeds of securities sold short on
Schedule of Investments                                   $1,007,371


Gross tax unrealized appreciation                         $2,340,589
Gross tax unrealized depreciation                         (5,901,283)

Net tax unrealized depreciation on investments           $(3,560,694)